[EATON VANCE LOGO]

[1040 FORUM]

Semiannual Report April 30, 2001


[NYSE FLAG]                        EATON VANCE
                                   TAX-MANAGED
                                    EMERGING
                                     GROWTH
                                      FUND
                                       1.2

[GRAPHIC ADDING MACHINE]

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.2 AS OF APRIL 30, 2001

INVESTMENT UPDATE

[PHOTO OF EDWARD E. (JACK) SMILEY]

Edward E. (Jack) Smiley,
CFA Portfolio Manager


INVESTMENT ENVIRONMENT

- Over the last six months, the stock market was exceptionally volatile, a result of the economic and market uncertainty confronting investors. As the Federal Reserve Board pushed down short-term interest rates - a plus for the economy - job cut announcements, rising unemployment, and higher electricity and gas costs colluded to depress consumer confidence.

- The stock market also stood to benefit as the Fed stepped in and lowered interest rates. But even as market "bulls" point to recent Fed moves as the fuel needed to drive stock prices higher, market "bears" point to falling corporate earnings expectations and to some still sky-high stock price valuations as reasons for more stock market caution.

THE FUND

- During the period since inception on March 1, 2001, the Fund's Class A shares had a total return of -0.50%, the result of a decrease in net asset value
  (NAV) to $9.95 on April 30, 2001, from $10.00 on March 1, 2001.(1)

- The Fund's Class B shares had a total return of -0.40% during the same period, the result of a decrease in NAV to $9.96 from $10.00.(1)

- The Fund's Class C shares had a total return of -0.40% during the same period, the result of a decrease in NAV to $9.96 from $10.00.(1)

- The Fund's Class D shares had a total return of -0.40% during the same period, the result of a decrease in NAV to $9.96 from $10.00.(1)

- During the period since inception on April 12, 2001, the Fund's Class I shares had a total return of 13.60%, the result of an increase in NAV from $10.00 to $11.36 on April 30, 2001.(1)

MANAGEMENT DISCUSSION

- The choppy market environment we had anticipated turned out to be a NASDAQ correction far more severe than most analysts had expected. The performance of the Tax-Managed Emerging Growth Portfolio, in which the Fund invests, was negatively affected, versus its benchmark index, because of our longer-term buy-and-hold strategy, and because emerging growth stocks are subject to greater volatility than stocks of larger, more established companies.

- Specifically, we held several technology stocks that underperformed the benchmark. The weakest sector of the Portfolio in the past six months was semiconductor and semiconductor equipment stocks, which had been among the strongest performers a year ago. In addition, some biotech stocks also suffered declines from profit-taking investors.

- There were several sectors in the Portfolio that were very strong. These included retailing-related stocks and the energy sector. Among education stocks, Apollo Group, Corinthian Colleges, and Career Education all rose by approximately 25% in the past year.

- Hopefully, the market bottomed out and hit its lows in early April. In fact, April 2001 marked the strongest month in nearly a decade for the broad stock market, as measured by the Wilshire 5000 Index, which includes almost every U.S.-based company. (2) The Dow Jones Industrial Average and the S&P 500 Index also had strong performance in April. (2) We believe the companies we continue to hold in the Portfolio are poised for long-term growth.

(1) These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B, Class C, and Class D shares. (2) It is not possible to invest directly in an Index. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B and Class D reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (4) Ten largest holdings accounted for 18.7% of the Portfolio's net assets. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, will be worth more or less than their original cost.

FUND INFORMATION
AS OF APRIL 30, 2001

Performance(3)                                         Class A      Class B      Class C      Class D      Class I
----------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------------------------------------------------
Life of Fund(+)                                         -0.50%       -0.40%       -0.40%       -0.40%       13.60%
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------------------------------------------------
Life of Fund(+)                                         -6.22%       -5.38%       -1.40%       -5.38%       13.60%

(+) Inception Dates - Class A: 3/1/01; Class B: 3/1/01; Class C: 3/1/01;
    Class D: 3/1/01; Class I:  4/12/01


TEN LARGEST HOLDINGS(4) By total net assets
-------------------------------------------

Entercom Communications Corp.               2.4%
Career Education Corp.                      2.2
Resmed, Inc.                                2.0
Devry, Inc.                                 1.9
BISYS Group, Inc. (The)                     1.9
Tekelec                                     1.8
Iron Mountain, Inc.                         1.7
Waddell &Reed Financial, Inc., Class A      1.6
Millipore Corp.                             1.6
Cross Timbers Oil Co.                       1.6

  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT
      TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.2 AS OF APRIL 30, 2001

PERFORMANCE

AFTER-TAX PERFORMANCE
as of April 30, 2001

TAX-MANAGED EMERGING GROWTH FUND 1.2

The table below sets forth the pre-tax and after-tax performance for Class A of the Fund. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, as well as capital gains taxes on the sale of Fund shares, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's return.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED APRIL 30, 2001)

RETURNS AT NET ASSET VALUE (NAV) (CLASS A)
-----------------------------------------------------

                                       Life of Fund
Return Before Taxes                       -0.50%
Return After Taxes on Distributions       -0.50%
Return After Taxes on Distributions       -0.30%
and Sale of Fund Shares


RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS A)
-----------------------------------------------------

                                       Life of Fund

Return Before Taxes                       -6.22%
Return After Taxes on Distributions       -6.22%
Return After Taxes on Distributions       -3.76%
and Sale of Fund Shares

Class A commenced operations on 3/1/01. Returns at Public Offering Price (POP) reflect the deduction of the maximum sales charge, while returns at Net Asset Value (NAV) do not.


After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions is the same as Return Before Taxes because no distributions were paid during those periods. Return After Taxes on Distributions and Sale of Fund Shares is higher than Return After Taxes on Distributions because of realized losses.

Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.2 AS OF APRIL 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2001
Assets
----------------------------------------------------
Investment in Tax-Managed Emerging
   Growth Portfolio, at value
   (identified cost, $6,524,954)          $7,394,759
Receivable for Fund shares sold              688,151
Receivable from affiliate for
   reimbursement of expenses                  39,061
Deferred organization expenses                73,407
----------------------------------------------------
TOTAL ASSETS                              $8,195,378
----------------------------------------------------
Liabilities
----------------------------------------------------
Payable for Fund shares redeemed          $   35,521
Payable to affiliate for service fees          2,507
Payable to affiliate for Trustees' fees          658
Accrued expenses                             102,531
----------------------------------------------------
TOTAL LIABILITIES                         $  141,217
----------------------------------------------------
NET ASSETS                                $8,054,161
----------------------------------------------------
Sources of Net Assets
----------------------------------------------------
Paid-in capital                           $7,350,915
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                         (158,650)
Accumulated net investment loss               (7,909)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                          869,805
----------------------------------------------------
TOTAL                                     $8,054,161
----------------------------------------------------
Class A Shares
----------------------------------------------------
NET ASSETS                                $2,037,892
SHARES OUTSTANDING                           204,815
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     9.95
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $9.95)       $    10.56
----------------------------------------------------
Class B Shares
----------------------------------------------------
NET ASSETS                                $2,460,655
SHARES OUTSTANDING                           247,059
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     9.96
----------------------------------------------------
Class C Shares
----------------------------------------------------
NET ASSETS                                $3,346,085
SHARES OUTSTANDING                           335,923
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     9.96
----------------------------------------------------
Class D Shares
----------------------------------------------------
NET ASSETS                                $  201,920
SHARES OUTSTANDING                            20,277
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     9.96
----------------------------------------------------
Class I Shares
----------------------------------------------------
NET ASSETS                                $    7,609
SHARES OUTSTANDING                               670
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $    11.36
----------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
APRIL 30, 2001(1)
Investment Income
---------------------------------------------------
Interest allocated from Portfolio         $     433
Dividends allocated from Portfolio              340
Expenses allocated from Portfolio            (3,339)
---------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $  (2,566)
---------------------------------------------------
Expenses
---------------------------------------------------
Administration fee                        $     689
Trustees' fees and expenses                     658
Distribution and service fees
   Class A                                      308
   Class B                                    1,389
   Class C                                    1,942
   Class D                                       45
Amortization of organization expenses        14,441
Registration fees                            13,919
Printing and postage                          4,931
Legal and accounting services                 3,156
Custodian fee                                 2,128
Transfer and dividend disbursing agent
   fees                                         368
Miscellaneous                                   430
---------------------------------------------------
TOTAL EXPENSES                            $  44,404
---------------------------------------------------
Deduct --
   Preliminary reimbursement of expenses
      by affiliate                        $  39,061
---------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $  39,061
---------------------------------------------------

NET EXPENSES                              $   5,343
---------------------------------------------------

NET INVESTMENT LOSS                       $  (7,909)
---------------------------------------------------
Realized and Unrealized Gain (Loss) from Portfolio
---------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(158,453)
   Securities sold short                       (197)
---------------------------------------------------
NET REALIZED LOSS                         $(158,650)
---------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 869,805
---------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $ 869,805
---------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 711,155
---------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 703,246
---------------------------------------------------

 (1) For the period from the start of business, March 1, 2001, to April 30, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.2 AS OF APRIL 30, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             APRIL 30, 2001(1)
-----------------------------------------------------------
From operations --
   Net investment loss                    $          (7,909)
   Net realized loss                               (158,650)
   Net change in unrealized
      appreciation (depreciation)                   869,805
-----------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $         703,246
-----------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $       1,896,877
      Class B                                     2,338,621
      Class C                                     3,166,033
      Class D                                       190,351
      Class I                                         7,012
   Cost of shares redeemed
      Class A                                       (49,539)
      Class B                                       (67,504)
      Class C                                      (130,936)
-----------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $       7,350,915
-----------------------------------------------------------

NET INCREASE IN NET ASSETS                $       8,054,161
-----------------------------------------------------------

Net Assets
-----------------------------------------------------------
At beginning of period                    $              --
-----------------------------------------------------------
AT END OF PERIOD                          $       8,054,161
-----------------------------------------------------------

Accumulated net investment
loss included in net assets
-----------------------------------------------------------
AT END OF PERIOD                          $          (7,909)
-----------------------------------------------------------

 (1) For the period from the start of business, March 1, 2001, to April 30, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.2 AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                     CLASS A
                                  --------------
                                  PERIOD ENDED
                                  APRIL 30, 2001
                                  (UNAUDITED)(1)
------------------------------------------------
Net asset value -- Beginning
   of period                         $10.000
------------------------------------------------

Income (loss) from operations
------------------------------------------------
Net investment loss                  $(0.007)
Net realized and unrealized
   loss                               (0.043)(2)
------------------------------------------------
TOTAL LOSS FROM OPERATIONS           $(0.050)
------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                            $ 9.950
------------------------------------------------

TOTAL RETURN(3)                        (0.50)%
------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------
Net assets, end of period
   (000's omitted)                   $ 2,038
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                      1.33%(5)
   Net investment loss                 (1.16)%(5)
Portfolio Turnover of the
   Portfolio                               6%
------------------------------------------------
+  The operating expenses of the Fund reflect an
   allocation of expenses by the distributor.
   Had such action not been taken, the net
   investment loss per share and the ratios
   would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                          9.80%(5)
   Net investment loss                 (9.63)%(5)
Net investment loss per share        $(0.058)
------------------------------------------------

 (1) For the period from the start of business, March 1, 2001, to April 30, 2001.
 (2) The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of the Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.2 AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                     CLASS B
                                  --------------
                                  PERIOD ENDED
                                  APRIL 30, 2001
                                  (UNAUDITED)(1)
------------------------------------------------
Net asset value -- Beginning
   of period                         $10.000
------------------------------------------------

Income (loss) from operations
------------------------------------------------
Net investment loss                  $(0.011)
Net realized and unrealized
   loss                               (0.029)(2)
------------------------------------------------
TOTAL LOSS FROM OPERATIONS           $(0.040)
------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                            $ 9.960
------------------------------------------------

TOTAL RETURN(3)                        (0.40)%
------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------
Net assets, end of period
   (000's omitted)                   $ 2,461
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                      2.08%(5)
   Net investment loss                 (1.92)%(5)
Portfolio Turnover of the
   Portfolio                               6%
------------------------------------------------
+  The operating expenses of the Fund reflect an
   allocation of expenses by the distributor.
   Had such action not been taken, the net
   investment loss per share and the ratios
   would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         10.55%(5)
   Net investment loss                (10.39)%(5)
Net investment loss per share        $(0.060)
------------------------------------------------

 (1) For the period from the start of business, March 1, 2001, to April 30, 2001.
 (2) The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of the Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.2 AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                     CLASS C
                                  --------------
                                  PERIOD ENDED
                                  APRIL 30, 2001
                                  (UNAUDITED)(1)
------------------------------------------------
Net asset value -- Beginning
   of period                         $10.000
------------------------------------------------

Income (loss) from operations
------------------------------------------------
Net investment loss                  $(0.011)
Net realized and unrealized
   loss                               (0.029)(2)
------------------------------------------------
TOTAL LOSS FROM OPERATIONS           $(0.040)
------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                            $ 9.960
------------------------------------------------

TOTAL RETURN(3)                        (0.40)%
------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------
Net assets, end of period
   (000's omitted)                   $ 3,346
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                      2.08%(5)
   Net investment loss                 (1.91)%(5)
Portfolio Turnover of the
   Portfolio                               6%
------------------------------------------------
+  The operating expenses of the Fund reflect an
   allocation of expenses by the distributor.
   Had such action not been taken, the net
   investment loss per share and the ratios
   would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         10.55%(5)
   Net investment loss                (10.38)%(5)
Net investment loss per share        $(0.060)
------------------------------------------------

 (1) For the period from the start of business, March 1, 2001, to April 30, 2001.
 (2) The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of the Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.2 AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                     CLASS D
                                  --------------
                                  PERIOD ENDED
                                  APRIL 30, 2001
                                  (UNAUDITED)(1)
------------------------------------------------
Net asset value -- Beginning
   of period                         $10.000
------------------------------------------------

Income (loss) from operations
------------------------------------------------
Net investment loss                  $(0.005)
Net realized and unrealized
   loss                               (0.035)(2)
------------------------------------------------
TOTAL LOSS FROM OPERATIONS           $(0.040)
------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                            $ 9.960
------------------------------------------------

TOTAL RETURN(3)                        (0.40)%
------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------
Net assets, end of period
   (000's omitted)                   $   202
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                      2.08%(5)
   Net investment loss                 (2.06)%(5)
Portfolio Turnover of the
   Portfolio                               6%
------------------------------------------------
+  The operating expenses of the Fund reflect an
   allocation of expenses by the distributor.
   Had such action not been taken, the net
   investment loss per share and the ratios
   would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         10.57%(5)
   Net investment loss                (10.55)%(5)
Net investment loss per share        $(0.026)
------------------------------------------------

 (1) For the period from the start of business, March 1, 2001, to April 30, 2001.
 (2) The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of the Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.2 AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                     CLASS I
                                  --------------
                                  PERIOD ENDED
                                  APRIL 30, 2001
                                  (UNAUDITED)(1)
------------------------------------------------
Net asset value -- Beginning
   of period                         $10.000
------------------------------------------------

Income (loss) from operations
------------------------------------------------
Net investment loss                  $(0.003)
Net realized and unrealized
   gain                                1.363(2)
------------------------------------------------
TOTAL INCOME FROM OPERATIONS         $ 1.360
------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                            $11.360
------------------------------------------------

TOTAL RETURN(3)                        13.60%
------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------
Net assets, end of period
   (000's omitted)                   $     8
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                      0.92%(5)
   Net investment loss                 (0.92)%(5)
Portfolio Turnover of the
   Portfolio                               6%
------------------------------------------------
+  The operating expenses of the Fund reflect an
   allocation of expenses by the distributor.
   Had such action not been taken, the net
   investment loss per share and the ratios
   would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                          9.63%(5)
   Net investment loss                 (9.63)%(5)
Net investment loss per share        $(0.031)
------------------------------------------------

 (1) For the period from the start of business, April 12, 2001, to April 30, 2001.
 (2) The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of the Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.2 AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed Emerging Growth Fund 1.2 (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B, Class C and Class D shares are sold at net asset value and are subject to a contingent deferred sale charge (see
   Note 6). Class I shares are offered at net asset value and are not subject to a sales charge. Class B and Class D shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of the Tax-Managed Emerging Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (1.9% at April 30, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment loss consists of the Fund's pro rata share of the net investment loss of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

 D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized over one year.

 E Other -- Investment transactions are accounted for on a trade-date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   April 30, 2001 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes only are classified as

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.2 AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   distributions in excess of net investment income or accumulated net realized gain. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              PERIOD ENDED
    CLASS A                                   APRIL 30, 2001(1)
    ---------------------------------------------------------------
    Sales                                                   210,045
    Redemptions                                              (5,230)
    ---------------------------------------------------------------
    NET INCREASE                                            204,815
    ---------------------------------------------------------------

                                              PERIOD ENDED
    CLASS B                                   APRIL 30, 2001(1)
    ---------------------------------------------------------------
    Sales                                                   254,022
    Redemptions                                              (6,963)
    ---------------------------------------------------------------
    NET INCREASE                                            247,059
    ---------------------------------------------------------------

                                              PERIOD ENDED
    CLASS C                                   APRIL 30, 2001(1)
    ---------------------------------------------------------------
    Sales                                                   349,838
    Redemptions                                             (13,915)
    ---------------------------------------------------------------
    NET INCREASE                                            335,923
    ---------------------------------------------------------------

                                              PERIOD ENDED
    CLASS D                                   APRIL 30, 2001(1)
    ---------------------------------------------------------------
    Sales                                                    20,277
    ---------------------------------------------------------------
    NET INCREASE                                             20,277
    ---------------------------------------------------------------

                                              PERIOD ENDED
    CLASS I                                   APRIL 30, 2001(2)
    ---------------------------------------------------------------
    Sales                                                       670
    ---------------------------------------------------------------
    NET INCREASE                                                670
    ---------------------------------------------------------------

 (1) For the period from the start of business, March 1, 2001, to April 30, 2001.
 (2) For the period from the start of business, April 12, 2001, to April 30, 2001.

4 Transactions with Affiliates
-------------------------------------------
   The administration fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the period from the start of business, March 1, 2001, to April 30, 2001, the administration fee amounted to $689. The Portfolio has engaged Boston Management and Research
   (BMR), a subsidiary of EVM, to render investment advisory services. See
   Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund that are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended April 30, 2001, no significant amounts have been deferred.

   The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $5,141 as its portion of the sales charge on sales of Class A for the period from the start of business, March 1, 2001 to April 30, 2001.

   Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class D shares (Class D Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B,
   Class C and Class D Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B, Class C and Class D shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B, Class C and Class D shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.2 AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $1,042, $1,456, and $34 for Class B, Class C and Class D shares, respectively, to or payable to EVD for the period from March 1, 2001 to April 30, 2001, representing 0.75% (annualized) of the average daily net assets for Class B, Class C and Class D shares, respectively. At April 30, 2001, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $115,000, $199,000 and $10,000 for Class B, Class C and
   Class D shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in the amount of 0.25% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class D shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distributions fees payable by the Fund to EVD and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the period from the start of business, March 1, 2001 to April 30, 2001 amounted to $308, $347, $486, and $11 for
   Class A, Class B, Class C and Class D shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B and Class D shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B and Class D CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point in each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B, Class C and Class D Plans, respectively (see Note 5). CDSC charges assessed on Class B, Class C and Class D shares when no Uncovered Distribution Charges exist for the respective class will be credited to the Fund. EVD did not receive any CDSC paid by shareholders for Class B shares, Class C shares or Class D shares for the period from the start of business, March 1, 2001 to April 30, 2001.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the period from the start of business, March 1, 2001 to April 30, 2001, aggregated $6,910,745 and $224,575, respectively.

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 98.7%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising -- 0.7%
-----------------------------------------------------------------------
Getty Images, Inc.(1)                           100,000    $  2,518,000
-----------------------------------------------------------------------
                                                           $  2,518,000
-----------------------------------------------------------------------
Auto / Truck - Original Equipment -- 0.9%
-----------------------------------------------------------------------
Gentex Corp.(1)                                 130,000    $  3,510,000
-----------------------------------------------------------------------
                                                           $  3,510,000
-----------------------------------------------------------------------
Banks - West / Southwest -- 0.6%
-----------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                       70,000    $  2,240,000
-----------------------------------------------------------------------
                                                           $  2,240,000
-----------------------------------------------------------------------
Banks and Money Services -- 0.5%
-----------------------------------------------------------------------
NextCard, Inc.(1)                               170,000    $  1,841,100
-----------------------------------------------------------------------
                                                           $  1,841,100
-----------------------------------------------------------------------
Broadcasting and Radio -- 1.0%
-----------------------------------------------------------------------
Cox Radio, Inc. Class A(1)                      150,000    $  3,870,000
-----------------------------------------------------------------------
                                                           $  3,870,000
-----------------------------------------------------------------------
Business Services - Miscellaneous -- 5.3%
-----------------------------------------------------------------------
DiamondCluster International, Inc.(1)           130,000    $  2,411,500
Fair, Isaac and Co., Inc.                        45,000       3,123,900
FileNET Corp.(1)                                 20,000         280,000
Hotel Reservations Network, Inc.(1)              30,000         937,500
Iron Mountain, Inc.(1)                          185,000       6,687,750
Keynote Systems, Inc.(1)                         90,000       1,047,600
NOVA Corp.(1)                                    82,000       1,858,120
Pivotal Corp.(1)                                155,000       3,890,500
SkillSoft Corp.(1)                                3,100          85,095
-----------------------------------------------------------------------
                                                           $ 20,321,965
-----------------------------------------------------------------------
Commercial Services - Advertising -- 0.5%
-----------------------------------------------------------------------
Catalina Marketing Corp.(1)                      50,000    $  1,748,000
-----------------------------------------------------------------------
                                                           $  1,748,000
-----------------------------------------------------------------------
Commercial Services - Misc -- 3.2%
-----------------------------------------------------------------------
Forrester Research, Inc.(1)                     125,000    $  2,888,750
Harte-Hanks Communications, Inc.                160,000       3,681,600
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Commercial Services - Misc (continued)
-----------------------------------------------------------------------
Heidrick and Struggles International,
Inc.(1)                                         129,100    $  3,259,775
Pegasus Communications Corp.(1)                 100,000       2,381,000
-----------------------------------------------------------------------
                                                           $ 12,211,125
-----------------------------------------------------------------------
Commercial Services - Schools -- 6.4%
-----------------------------------------------------------------------
Apollo Group, Inc.(1)                           180,000    $  5,598,000
Career Education Corp.(1)                       165,000       8,307,750
Corinthian Colleges Inc.(1)                      40,000       1,640,000
Devry, Inc.(1)                                  235,000       7,428,350
Edison Schools, Inc.(1)                          90,000       1,735,200
-----------------------------------------------------------------------
                                                           $ 24,709,300
-----------------------------------------------------------------------
Commercial Services - Staffing -- 0.6%
-----------------------------------------------------------------------
On Assignment, Inc.(1)                          145,000    $  2,480,950
-----------------------------------------------------------------------
                                                           $  2,480,950
-----------------------------------------------------------------------
Communications Services -- 1.5%
-----------------------------------------------------------------------
Alamosa Holdings, Inc.(1)                       160,000    $  2,238,400
SBA Communications Corp.(1)                     110,000       3,749,900
-----------------------------------------------------------------------
                                                           $  5,988,300
-----------------------------------------------------------------------
Computer Services -- 2.5%
-----------------------------------------------------------------------
Acxiom Corp.(1)                                 160,000    $  2,427,200
BISYS Group, Inc. (The)(1)                      150,000       7,230,000
-----------------------------------------------------------------------
                                                           $  9,657,200
-----------------------------------------------------------------------
Computer Software -- 6.1%
-----------------------------------------------------------------------
NetIQ Corp.(1)                                   60,000    $  1,761,600
Verity, Inc.(1)                                  80,000       1,801,600
Renaissance Learning, Inc.(1)                    15,800         576,858
SERENA Software, Inc.(1)                        187,400       3,609,324
Speechworks International(1)                     41,000         528,900
Veritas Software Corp.(1)                         9,000         536,490
Advent Software, Inc.(1)                        110,000       6,157,800
Cerner Corp.(1)                                  85,000       3,827,550
HNC Software, Inc.(1)                            90,000       2,450,700
Mapinfo Corp.(1)                                 80,000       2,518,400
-----------------------------------------------------------------------
                                                           $ 23,769,222
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Electric Products - Miscellaneous -- 0.6%
-----------------------------------------------------------------------
Pemstar, Inc.(1)                                215,000    $  2,150,000
-----------------------------------------------------------------------
                                                           $  2,150,000
-----------------------------------------------------------------------
Electronic Manufacturing Services -- 0.2%
-----------------------------------------------------------------------
Plexus Corp.(1)                                  30,000    $    921,600
-----------------------------------------------------------------------
                                                           $    921,600
-----------------------------------------------------------------------
Electronics - Scientific Instruments -- 1.6%
-----------------------------------------------------------------------
Millipore Corp.                                 110,000    $  6,308,500
-----------------------------------------------------------------------
                                                           $  6,308,500
-----------------------------------------------------------------------
Electronics - Semiconductor Equipment -- 3.4%
-----------------------------------------------------------------------
ASM International NV(1)(2)                       35,000    $    878,500
Dupont Photomasks, Inc.(1)                       62,500       3,487,500
Maxim Integrated Products, Inc.(1)              112,058       5,726,164
Numerical Technologies, Inc.(1)                  80,000       1,368,000
PRI Automation, Inc.(1)                          80,000       1,528,800
-----------------------------------------------------------------------
                                                           $ 12,988,964
-----------------------------------------------------------------------
Electronics - Semiconductor Manufacturing -- 6.7%
-----------------------------------------------------------------------
Actel Corp.(1)                                   60,000    $  1,383,000
Alpha Industries, Inc.(1)                       210,000       5,159,700
Applied Micro Circuits Corp.(1)                 117,660       3,061,513
Elantec Semiconductor, Inc.(1)                   60,700       2,016,454
Exar Corp.(1)                                   110,000       3,201,000
Micrel, Inc.(1)                                 116,000       3,939,360
Pericom Semiconductor Corp.(1)                  100,000       1,799,000
Pixelworks, Inc.(1)                             100,000       2,270,000
PMC-Sierra, Inc.(1)                              25,000       1,040,000
Qlogic Corp.(1)                                   9,000         386,010
Vitesse Semiconductor Corp.(1)                   50,000       1,695,000
-----------------------------------------------------------------------
                                                           $ 25,951,037
-----------------------------------------------------------------------
Electronics - Semiconductors -- 0.2%
-----------------------------------------------------------------------
AudioCodes Ltd.(1)                               13,000    $    109,720
Three-Five Systems, Inc.(1)                      30,000         478,500
-----------------------------------------------------------------------
                                                           $    588,220
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Equipment - Semiconductor Manufacturing -- 0.7%
-----------------------------------------------------------------------
Centillium Communications, Inc.(1)              100,000    $  2,780,000
-----------------------------------------------------------------------
                                                           $  2,780,000
-----------------------------------------------------------------------
Finance - Investment Management -- 1.7%
-----------------------------------------------------------------------
Waddell & Reed Financial, Inc., Class A         210,000    $  6,388,200
-----------------------------------------------------------------------
                                                           $  6,388,200
-----------------------------------------------------------------------
Gaming -- 0.4%
-----------------------------------------------------------------------
Anchor Gaming(1)                                 30,000    $  1,635,000
-----------------------------------------------------------------------
                                                           $  1,635,000
-----------------------------------------------------------------------
Internet - ISP / Content -- 1.2%
-----------------------------------------------------------------------
Internet.com Corp.(1)                            60,000    $    220,800
IntraNet Solutions, Inc.(1)                     100,000       3,308,000
Multex.Com(1)                                    70,000       1,120,000
-----------------------------------------------------------------------
                                                           $  4,648,800
-----------------------------------------------------------------------
Internet - Network Security / Solutions -- 0.8%
-----------------------------------------------------------------------
Netegrity, Inc.(1)                               75,000    $  2,999,250
-----------------------------------------------------------------------
                                                           $  2,999,250
-----------------------------------------------------------------------
Internet - Software -- 4.8%
-----------------------------------------------------------------------
Akamai Technologies(1)                           80,000    $    756,000
Art Technology Group, Inc.(1)                   100,000         914,000
Embarcadero Technologies, Inc.(1)               100,000       3,447,000
Interwoven, Inc.(1)                             180,000       2,635,200
Liberate Technologies, Inc.(1)                  145,000       1,419,550
MatrixOne, Inc.(1)                              100,000       2,404,000
Precise Software Solutions Ltd.(1)              135,000       3,179,250
Proxim, Inc.(1)                                  60,000         834,600
Retek, Inc.(1)                                   97,012       2,802,677
-----------------------------------------------------------------------
                                                           $ 18,392,277
-----------------------------------------------------------------------
Leisure - Products -- 0.9%
-----------------------------------------------------------------------
Callaway Golf Co.                               140,000    $  3,396,400
-----------------------------------------------------------------------
                                                           $  3,396,400
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Machinery - Mtl Hdlg / Autumn -- 0.5%
-----------------------------------------------------------------------
Cognex Corp.(1)                                  65,000    $  1,918,150
-----------------------------------------------------------------------
                                                           $  1,918,150
-----------------------------------------------------------------------
Manufacturing -- 1.5%
-----------------------------------------------------------------------
Roper Industries Inc.                            50,000    $  2,090,000
Shaw Group, Inc.(1)                              65,100       3,710,700
-----------------------------------------------------------------------
                                                           $  5,800,700
-----------------------------------------------------------------------
Media - Newpapers -- 0.7%
-----------------------------------------------------------------------
Belo (A.H.) Corp.                               150,000    $  2,646,000
-----------------------------------------------------------------------
                                                           $  2,646,000
-----------------------------------------------------------------------
Media - Radio / TV -- 2.4%
-----------------------------------------------------------------------
Entercom Communications Corp.(1)                200,000    $  9,124,000
-----------------------------------------------------------------------
                                                           $  9,124,000
-----------------------------------------------------------------------
Medical - Biomed / Genetics -- 4.8%
-----------------------------------------------------------------------
Affymetrix Inc.(1)                               30,000    $    991,500
Aviron(1)                                        25,300       1,245,013
Cell Therapeutics, Inc.(1)                       40,000         998,000
Cephalon, Inc.(1)                                40,000       2,548,000
Decode Genetics, Inc.(1)                        110,000         786,500
EntreMed, Inc.(1)                                70,000       1,375,500
Genzyme Transgenics Corp.(1)                    101,000         635,290
Human Genome Sciences, Inc.(1)                   45,000       2,890,350
Millennium Pharmaceuticals(1)                    23,000         855,600
PRAECIS Pharmaceuticals, Inc.(1)                100,000       2,194,000
Sequenom, Inc.(1)                                80,000       1,040,800
Tanox, Inc.(1)                                   40,000       1,012,000
Vertex Pharmaceuticals, Inc.(1)                  55,000       2,120,800
-----------------------------------------------------------------------
                                                           $ 18,693,353
-----------------------------------------------------------------------
Medical - Drug / Diversified -- 2.5%
-----------------------------------------------------------------------
Abgenix, Inc.(1)                                 55,000    $  2,062,500
Adolor Corp.(1)                                  65,000       1,043,250
Alkermes, Inc.(1)                                90,000       2,757,600
Corvas International Inc.(1)                     90,000         910,800
POZEN, Inc.(1)                                  125,000         885,000
Viropharma Inc.(1)                               50,000       1,852,000
-----------------------------------------------------------------------
                                                           $  9,511,150
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Medical - Hospitals -- 1.1%
-----------------------------------------------------------------------
Province Healthcare Co.(1)                      170,000    $  4,355,400
-----------------------------------------------------------------------
                                                           $  4,355,400
-----------------------------------------------------------------------
Medical - Instruments -- 0.8%
-----------------------------------------------------------------------
Novoste Corp.(1)                                159,702    $  3,246,742
-----------------------------------------------------------------------
                                                           $  3,246,742
-----------------------------------------------------------------------
Medical / Dental / Services -- 1.0%
-----------------------------------------------------------------------
Renal Care Group, Inc.(1)                       140,000    $  4,001,200
-----------------------------------------------------------------------
                                                           $  4,001,200
-----------------------------------------------------------------------
Medical Products -- 6.6%
-----------------------------------------------------------------------
Aradigm Corp.(1)                                159,000    $  1,200,450
ArthroCare Corp.(1)                              80,000       1,502,400
Cyberonics, Inc.(1)                              20,000         228,000
Cytyc Corp.(1)                                  241,500       5,687,325
Haemonetics Corp.(1)                             90,000       2,925,000
MiniMed, Inc.(1)                                120,000       4,792,800
Resmed, Inc.(1)                                 170,000       7,616,000
Thoratec Laboratories Corp.(1)                  153,944       1,413,206
-----------------------------------------------------------------------
                                                           $ 25,365,181
-----------------------------------------------------------------------
Metals - Gold -- 0.0%
-----------------------------------------------------------------------
Steppe Gold Resources, Ltd.(1)                  200,000    $          0
-----------------------------------------------------------------------
                                                           $          0
-----------------------------------------------------------------------
Metals - Industrial -- 0.0%
-----------------------------------------------------------------------
AMT International Mining Corp.(1)(2)            817,200    $     47,892
Formation Capital Corp.(1)(2)                   400,000         101,520
-----------------------------------------------------------------------
                                                           $    149,412
-----------------------------------------------------------------------
Networking Equipment -- 0.6%
-----------------------------------------------------------------------
Computer Access Technology Corp.(1)               9,000    $     31,950
Ixia(1)                                         130,000       2,210,000
-----------------------------------------------------------------------
                                                           $  2,241,950
-----------------------------------------------------------------------
Oil & Gas - Field Services -- 2.0%
-----------------------------------------------------------------------
Core Laboratories NV(1)                         140,000    $  3,343,200
Varco International, Inc.(1)                     47,625       1,113,472

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Oil & Gas - Field Services (continued)
-----------------------------------------------------------------------
Veritas DGC, Inc.(1)                            105,000    $  3,412,500
-----------------------------------------------------------------------
                                                           $  7,869,172
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.0%
-----------------------------------------------------------------------
Dril-Quip, Inc.(1)                                  600    $     19,560
-----------------------------------------------------------------------
                                                           $     19,560
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 6.4%
-----------------------------------------------------------------------
Cross Timbers Oil Co.                           230,000    $  6,244,500
EOG Resources, Inc.                              27,000       1,252,530
Louis Dreyfus Natural Gas(1)                    125,000       4,762,500
Newfield Exploration Co.(1)                     100,000       3,600,000
Noble Affiliates, Inc.                          115,000       4,999,050
Stone Energy Corp.(1)                            33,000       1,639,440
Vintage Petroleum, Inc.                         100,000       2,066,000
-----------------------------------------------------------------------
                                                           $ 24,564,020
-----------------------------------------------------------------------
Publishing -- 0.2%
-----------------------------------------------------------------------
Primedia Inc.(1)                                 91,726    $    681,524
-----------------------------------------------------------------------
                                                           $    681,524
-----------------------------------------------------------------------
Retail - Apparel / Shoe -- 3.9%
-----------------------------------------------------------------------
Coach, Inc.(1)                                   80,000    $  2,595,200
Hot Topic, Inc.(1)                              120,000       4,010,400
Men's Wearhouse, Inc. (The)(1)                  147,500       3,753,875
Pacific Sunwear of California, Inc.(1)          175,000       4,875,500
-----------------------------------------------------------------------
                                                           $ 15,234,975
-----------------------------------------------------------------------
Retail - Drug Stores -- 1.5%
-----------------------------------------------------------------------
Duane Reade, Inc.(1)                            175,000    $  5,927,250
-----------------------------------------------------------------------
                                                           $  5,927,250
-----------------------------------------------------------------------
Retail - Restaurants -- 2.2%
-----------------------------------------------------------------------
Applebee's International, Inc.                   40,000    $  1,676,000
California Pizza Kitchen Inc.(1)                 80,000       1,720,000
Rare Hospitality International Inc.              45,000       1,257,750
Sonic Corp.(1)                                  132,500       3,692,775
-----------------------------------------------------------------------
                                                           $  8,346,525
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Retail / Wholesale Office Supplies -- 1.4%
-----------------------------------------------------------------------
United Stationers(1)                            195,000    $  5,551,650
-----------------------------------------------------------------------
                                                           $  5,551,650
-----------------------------------------------------------------------
Retail Super / Mini Markets -- 0.8%
-----------------------------------------------------------------------
Whole Foods Market, Inc.(1)                      65,000    $  3,159,000
-----------------------------------------------------------------------
                                                           $  3,159,000
-----------------------------------------------------------------------
Software Services -- 0.2%
-----------------------------------------------------------------------
Legato Systems, Inc.(1)                          70,000    $    926,100
-----------------------------------------------------------------------
                                                           $    926,100
-----------------------------------------------------------------------
Telecommunications - Equipment -- 2.2%
-----------------------------------------------------------------------
Ditech Communications Co.(1)                     85,000    $  1,033,600
New Focus, Inc.(1)                               40,000         514,000
Tekelec(1)                                      220,000       6,864,000
-----------------------------------------------------------------------
                                                           $  8,411,600
-----------------------------------------------------------------------
Telecommunications - Services -- 1.4%
-----------------------------------------------------------------------
Alliance Fiber Optic Products, Inc.(1)           80,400    $    669,732
Avici Systems, Inc.(1)                          110,000       1,111,000
Catapult Communications Corp.(1)                 50,000       1,415,000
Metasolv Inc.(1)                                 15,000         131,550
Metro One Telecommunications(1)                  40,000       1,693,200
Ulticom, Inc.(1)                                 25,000    $    507,500
-----------------------------------------------------------------------
                                                           $  5,527,982
-----------------------------------------------------------------------
Transportation - Truck -- 0.7%
-----------------------------------------------------------------------
Swift Transportation Co., Inc.(1)               145,000    $  2,640,450
-----------------------------------------------------------------------
                                                           $  2,640,450
-----------------------------------------------------------------------
Waste Disposal -- 0.3%
-----------------------------------------------------------------------
Stericycle Inc.(1)                               30,000    $  1,257,000
-----------------------------------------------------------------------
                                                           $  1,257,000
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $328,255,177)                          $381,183,456
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PREFERRED STOCKS -- 0.0%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Metals - Gold -- 0.0%
-----------------------------------------------------------------------
Ashanti Goldfields Co., Ltd., Class E(3)          8,889    $          0
-----------------------------------------------------------------------
                                                           $          0
-----------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $0)                                    $          0
-----------------------------------------------------------------------

PRIVATE PLACEMENTS AND SPECIAL WARRANTS -- 0.1%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Metals - Gold -- 0.1%
-----------------------------------------------------------------------
Nevada Pacific Mining Co.(1)(3)(4)               80,000    $     56,000
Quincunx Gold Exploration(2)(3)                 300,000          58,605
Western Exploration and
Development, Ltd.(1)(3)                         600,000         180,000
-----------------------------------------------------------------------
                                                           $    294,605
-----------------------------------------------------------------------
Total Private Placements and Special Warrants
   (identified cost $679,988)                              $    294,605
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 1.5%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Household Finance Corp., 4.65%, 5/1/01     $      5,902    $  5,902,000
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $5,902,000)                         $  5,902,000
-----------------------------------------------------------------------
Total Investments -- 100.3%
   (identified cost $334,837,165)                          $387,380,061
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.3)%                   $ (1,048,712)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $386,331,349
-----------------------------------------------------------------------

 (1)  Non-income producing security.
 (2)  Foreign security.
 (3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (4)  Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF APRIL 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2001
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $334,837,165)                          $387,380,061
Cash                                            41,786
Receivable for investments sold              1,928,576
Dividends receivable                            29,089
------------------------------------------------------
TOTAL ASSETS                              $389,379,512
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $  3,015,156
Payable to affiliate for Trustees' fees          1,534
Accrued expenses                                31,473
------------------------------------------------------
TOTAL LIABILITIES                         $  3,048,163
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $386,331,349
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $333,788,453
Net unrealized appreciation (computed on
   the basis of identified cost)            52,542,896
------------------------------------------------------
TOTAL                                     $386,331,349
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30, 2001(1)
Investment Income
------------------------------------------------------
Interest                                  $     68,611
Dividends                                       49,564
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    118,175
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    354,866
Trustees' fees and expenses                      1,534
Custodian fee                                   22,711
Legal and accounting services                    8,351
Miscellaneous                                    2,301
------------------------------------------------------
TOTAL EXPENSES                            $    389,763
------------------------------------------------------

NET INVESTMENT LOSS                       $   (271,588)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(20,199,436)
   Securities sold short                         2,107
------------------------------------------------------
NET REALIZED LOSS                         $(20,197,329)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 23,160,706
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 23,160,706
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $  2,963,377
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  2,691,789
------------------------------------------------------

 (1) For the period from the start of business, March 1, 2001, to April 30, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

                                          PERIOD ENDED
INCREASE (DECREASE)                       APRIL 30, 2001
IN NET ASSETS                             (UNAUDITED)(1)
--------------------------------------------------------
From operations --
   Net investment loss                    $     (271,588)
   Net realized loss                         (20,197,329)
   Net change in unrealized appreciation
      (depreciation)                          23,160,706
--------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $    2,691,789
--------------------------------------------------------
Capital transactions --
   Assets contributed by Eaton Vance
      Tax-Managed Emerging
      Growth Fund                         $  383,271,224
   Contributions                              22,619,623
   Withdrawals                               (22,351,287)
--------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $  383,539,560
--------------------------------------------------------

NET INCREASE IN NET ASSETS                $  386,231,349
--------------------------------------------------------

Net Assets
--------------------------------------------------------
At beginning of period                    $      100,000
--------------------------------------------------------
AT END OF PERIOD                          $  386,331,349
--------------------------------------------------------

 (1) For the period from the start of business, March 1, 2001, to April 30, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  PERIOD ENDED
                                  APRIL 30, 2001
                                  (UNAUDITED)(1)
------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.66%(2)
   Net investment loss                  (0.46)%(2)
Portfolio Turnover                          6%
------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                   $386,331
------------------------------------------------

 (1) For the period from the start of business, March 1, 2001, to April 30, 2001.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Emerging Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 22, 1998, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of equity securities of emerging growth companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contract -- Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (variation margin) each day, dependent on daily fluctuations in the value of the underlying security and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 G Securities Sold Short -- The Portfolio may sell securities it does not own in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked to market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on the date the securities are purchased or sold.

 J Interim Financial Statements -- The interim financial statements relating to
   April 30, 2001 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 5/96th of 1% (equal to 0.625% annually) of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the period from March 1, 2001 (start of business) to April 30, 2001, the advisory fee amounted to $354,866. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended April 30, 2001, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $28,491,467 and $21,409,804, respectively, for the period from March 1, 2001 (start of business) to April 30, 2001.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $334,837,165
    ------------------------------------------------------
    Gross unrealized appreciation             $ 90,928,155
    Gross unrealized depreciation              (38,385,259)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 52,542,896
    ------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2001.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period ended
   April 30, 2001.

7 Restricted Securities
-------------------------------------------
   At April 30, 2001, the Portfolio owned the following security (representing 0.01% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933. The fair value is determined using methods determined in good faith by or at the direction of the Trustees.

                                                DATE OF                       FAIR
    DESCRIPTION                               ACQUISITION  SHARES    COST     VALUE
    --------------------------------------------------------------------------------
    --------------------------------------------------------------------------------
    Nevada Pacific Mining Co.                   12/21/98   80,000   $80,000  $56,000

8 Transfer of Assets
-------------------------------------------
   Investment operations began on March 1, 2001 with a contribution of investment assets, and related accounts, by Eaton Vance Tax-Managed Emerging Growth Fund 1.1 (formerly Eaton Vance Tax-Managed Emerging Growth Fund) of $383,271,224, in exchange for an interest in the Portfolio, including net unrealized appreciation of $29,382,190. The transaction was structured for tax purposes to qualify as a tax-free exchange under the Internal Revenue Code.

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.2 AS OF APRIL 30, 2001

INVESTMENT MANAGEMENT

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.2

Officers

James B. Hawkes
President and Trustee

Willam H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
University of California at
Los Angeles School of Law

Jack L. Treynor
Investment Adviser and Consultant

TAX-MANAGED EMERGING GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
University of California at
Los Angeles School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF TAX-MANAGED EMERGING GROWTH PORTFOLIO
BOSTON MANAGEMENT & RESEARCH
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109



ADMINISTRATOR OF EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.2
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA02109



PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260



CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116



TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122



EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.2
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.


1087-6/01                                                               MGSRC1.2